Share Option and Restricted Share Unit Plans	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Option and Restricted Share Unit Plans

(15) Share Option and Restricted Share Unit Plans

As of December 31, 2018, the Company maintained one active share option and restricted share unit plan, the 2015 Share Incentive Plan (“2015 Plan”). The 2015 Plan provided for the grant of share options, restricted share units, restricted shares, share appreciation rights and dividend equivalent rights. The 2015 Plan provided for grants of incentive share options only to the Company’s employees or employees of any parent or subsidiary of TGH. Awards other than incentive share options could be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of any parent or subsidiary of TGH.   At December 31, 2018, 330,060 shares were available for future issuance under the 2015 Plan.

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

   Beginning approximately one year after a restricted share unit’s grant date, each employee’s restricted share units vest in increments of 25% per year. Restricted share units granted to directors fully vest one year after their grant date.

The following is a summary of activity in the Company’s 2015 Plan for the years ended December 31, 2018, 2017, and 2016:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2015	1,159,346	$26.62
Options granted during the period	341,532	$9.77
Options exercised during the period	—	$—
Options expired during the period	(38,317)	$31.33
Options forfeited during the period	(30,748)	$29.97
Balances, December 31, 2016	1,431,813	$22.41
Options granted during the period	246,722	$22.75
Options exercised during the period	(65,468)	$14.67
Options expired during the period	(45,638)	$25.55
Options forfeited during the period	(42,752)	$16.04
Balances, December 31, 2017	1,524,677	$22.88
Options granted during the period	241,500	$11.15
Options exercised during the period	(15,259)	$8.49
Options expired during the period	(9,552)	$25.77
Options forfeited during the period	(37,458)	$17.61
Balances, December 31, 2018	1,703,908	$21.44
Options exercisable at December 31, 2018	1,094,812	$25.45
Options vested and expected to vest at December 31, 2018	1,655,740	$21.65

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2015	617,523	$21.70
Share units granted during the period	361,152	$9.81
Share units vested during the period	(254,024)	$24.26
Share units forfeited during the period	(30,748)	$25.93
Balances, December 31, 2016	693,903	$14.72
Share units granted during the period	289,800	$20.82
Share units vested during the period	(244,633)	$18.33
Share units forfeited during the period	(46,022)	$14.24
Balances, December 31, 2017	693,048	$16.03
Share units granted during the period	274,845	$11.92
Share units vested during the period	(289,685)	$16.15
Share units forfeited during the period	(37,458)	$17.27
Balances, December 31, 2018	640,750	$14.20
Share units outstanding and expected to vest at December 31, 2018	591,681	$14.20

The estimated weighted average grant date fair value of share options granted during 2018, 2017 and 2016 was $5.40, $10.32 and $4.01 per share, respectively.  As of December 31, 2018, $11,489 of total compensation cost related to non-vested share option and restricted share unit awards not yet recognized is expected to be recognized over a weighted average period of 3 years.  The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $9.96 per share as of December 31, 2018 was $38. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of December 31, 2018. The aggregate intrinsic value of all options exercised during 2018 and 2017, based on the closing share price on the date each option was exercised was $83 and $241, respectively. There were no share options exercised during 2016.

The following table summarizes information about share options exercisable and outstanding at December 31, 2018:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$9.70	145,290	$9.70	288,493	$9.70
$9.75	938	$9.75	3,750	$9.75
$11.15	—	$—	241,500	$11.15
$12.23	5,000	$12.23	10,000	$12.23
$14.17	159,500	$14.17	213,136	$14.17
$16.97	47,410	$16.97	47,410	$16.97
$22.95	60,018	$22.95	222,838	$22.95
$27.68 - $28.26	207,882	$28.12	208,007	$28.12
$28.54 - $31.34	113,665	$28.79	113,665	$28.79
$34.14 - $38.36	355,109	$36.13	355,109	$36.13
	1,094,812	$25.45	1,703,908	$21.44

The weighted average contractual life of options exercisable and outstanding as of December 31, 2018 was 4.9 years and 6.3 years, respectively.

The fair value of each share option granted under the 2015 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2018, 2017 and 2016 with the following assumptions:

	2018	2017	2016
Risk-free interest rates	2.9%	2.2%	1.9%
Expected terms (in years)	5.5	5.4	5.2
Expected common share price volatilities	49.8%	47.4%	43.7%
Expected dividends	0.0%	0.0%	0.0%
Expected forfeitures	4.3%	5.9%	5.3%

The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the share option life. The expected term is calculated based on historical exercises. The expected common share price volatility for the 2015 Plan is based on the historical volatility of publicly traded companies within the Company’s industry. The dividend yield reflects the estimated future yield on the date of grant. The Company only recognizes expense for share-based awards that are ultimately expected to vest. The forfeiture rate is based on the Company’s estimate of share options that are expected to cancel prior to vesting.